Fair Value Measurements - Schedule of company's liabilities that are measured at fair value (FY) (Details) - USD ($)	8 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2023	Dec. 31, 2022
Schedule of Company's Liabilities that are Measured at Fair Value [Line Items]
Liabilities	$ 7,216,022		$ 857,787
Warrant liabilities - Public Warrants [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Line Items]
Liabilities	3,890,177	$ 351,038	450,656
Private Placement Warrants [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Line Items]
Liabilities	3,086,701	293,900	377,857
Representative's Warrants [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Line Items]
Liabilities	239,144	22,770	29,274
Quoted Prices In Active Markets (Level 1) [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Line Items]
Liabilities			450,656
Quoted Prices In Active Markets (Level 1) [Member] | Warrant liabilities - Public Warrants [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Line Items]
Liabilities		351,038	450,656
Quoted Prices In Active Markets (Level 1) [Member] | Private Placement Warrants [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Line Items]
Liabilities
Quoted Prices In Active Markets (Level 1) [Member] | Representative's Warrants [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Line Items]
Liabilities
Significant Other Observable Inputs (Level 2) [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Line Items]
Liabilities
Significant Other Observable Inputs (Level 2) [Member] | Warrant liabilities - Public Warrants [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Line Items]
Liabilities
Significant Other Observable Inputs (Level 2) [Member] | Private Placement Warrants [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Line Items]
Liabilities
Significant Other Observable Inputs (Level 2) [Member] | Representative's Warrants [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Line Items]
Liabilities
Significant Other Unobservable Inputs (Level 3) [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Line Items]
Liabilities	7,216,022		407,131
Significant Other Unobservable Inputs (Level 3) [Member] | Warrant liabilities - Public Warrants [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Line Items]
Liabilities	3,890,177
Significant Other Unobservable Inputs (Level 3) [Member] | Private Placement Warrants [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Line Items]
Liabilities	3,086,701	293,900	377,857
Significant Other Unobservable Inputs (Level 3) [Member] | Representative's Warrants [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Line Items]
Liabilities	$ 239,144	$ 22,770	$ 29,274